Consolidated Statement of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Consolidated Statement of Comprehensive Income
(Loss)/profit for the year	€ (240.8)	€ (1,015.1)	€ 648.7
Movements in hedging reserve, net of tax:
Effective portion of changes in fair value of cash-flow hedges	851.3	691.1	197.4
Net change in fair value of cash-flow hedges transferred to property, plant and equipment	75.4	4.8
Net hedge ineffectiveness and discontinuation transferred to profit or loss		(147.4)	(353.5)
Net other changes in fair value of cash-flow hedges transferred to profit or loss	157.4	(225.9)	(229.8)
Net movements in cash-flow hedge reserve	1,084.1	322.6	(385.9)
Total other comprehensive income/(loss) for the year, net of income tax	1,084.1	322.6	(385.9)
Total comprehensive (loss)/income for the year - all attributable to equity holders of parent	€ 843.3	€ (692.5)	€ 262.8